Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Macquarie ETF Trust
Entity Central Index Key	0001969995
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000245547
Shareholder Report [Line Items]
Fund Name	Macquarie Energy Transition ETF
Trading Symbol	PWER
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Energy Transition ETF (Fund) for the period of April 1, 2024, to March 31, 2025
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Macquarie Energy Transition ETF (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at
Additional Information Email
Expenses [Text Block]

What were the Fund's costs for the last 12 months?

(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PWER	$76	0.79%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.79%
Performance Inception Date	Nov. 28, 2023
AssetsNet	$ 6,433,928
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 53,207
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of March 31, 2025)
Fund net assets	$6,433,928
Total number of portfolio holdings	39
Total advisory fees paid	$53,207
Portfolio turnover rate	55%

Holdings [Text Block]

Sector allocation

Oil & Gas Exploration & Production	23.79%
Diversified Metals & Mining	11.95%
Oil & Gas Refining & Marketing	8.79%
Steel	6.06%
Gold	5.44%
Integrated Oil & Gas	5.21%
Electrical Components & Equipment	4.94%
Fertilizers & Agricultural Chemicals	4.86%
Semiconductors	4.59%
Oil & Gas Equipment & Services	4.56%

Largest Holdings [Text Block]

Top 10 equity holdings

Shell plc ADR	5.21%
CF Industries Holdings, Inc.	4.86%
ARC Resources Ltd.	4.63%
First Solar, Inc.	4.59%
Expand Energy Corp.	4.49%
Wheaton Precious Metals Corp.	4.47%
Hudbay Minerals, Inc.	4.45%
Valero Energy Corp.	4.33%
Steel Dynamics, Inc.	4.07%
Alcoa Corp.	3.80%

C000251129
Shareholder Report [Line Items]
Fund Name	Macquarie Focused Emerging Markets Equity ETF
Trading Symbol	EMEQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Focused Emerging Markets Equity ETF (Fund) for the period of September 4, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Additional Information Phone Number	844 469-9911
Additional Information Website	macquarie.com/mam/etf-literature
Expenses [Text Block]

What were the Fund's costs for September 4, 2024, (inception of Fund) through March 31, 2025?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
EMEQ	$49	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2025. Expenses would be higher if the Fund had been in operation for the last 12 months.
Footnote^	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.85%
Line Graph [Table Text Block]
	Macquarie Focused Emerging Markets Equity ETF — $10,260	MSCI Emerging Markets Index (net) — $10,346
9-4-24	10000	10,000
9-30-24	10852	10,927
10-31-24	10460	10,441
11-30-24	9888	10,066
12-31-24	9865	10,052
1-31-25	10312	10,232
2-28-25	10365	10,281
3-31-25	10260	10,346

Average Annual Return [Table Text Block]
Average total returns (as of March 31, 2025)	Since Inception (9/4/24)
Macquarie Focused Emerging Markets Equity ETF
Net asset value	2.60%
MSCI Emerging Markets Index (net)	3.46%

Performance Inception Date	Sep. 04, 2024
AssetsNet	$ 16,532,943
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 47,850
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of March 31, 2025)
Fund net assets	$16,532,943
Total number of portfolio holdings	51
Total advisory fees paid	$47,850
Portfolio turnover rate	12%

Holdings [Text Block]

Country allocation

South Korea	21.69%
China	20.69%
Taiwan	18.26%
India	12.66%
Mexico	5.94%
Brazil	5.66%
Hong Kong	3.41%
Indonesia	2.45%
Turkiye	1.28%
Thailand	1.25%

Sector allocation

Information Technology	33.67%
Financials	14.92%
Consumer Discretionary	14.70%
Energy	11.01%
Industrials	9.57%
Communication Services	6.24%
Consumer Staples	4.83%
Healthcare	2.15%
Materials	0.79%

Largest Holdings [Text Block]

Top 10 equity holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	13.20%
SK Hynix, Inc.	7.31%
Alibaba Group Holding Ltd. ADR	6.45%
Samsung Electronics Co. Ltd.	5.77%
SK Square Co. Ltd.	5.60%
Reliance Industries Ltd. GDR 144A	4.81%
Tencent Holdings Ltd.	4.78%
Hong Kong Exchanges & Clearing Ltd.	3.41%
Reliance Industries Ltd.	2.65%
Petroleo Brasileiro SA ADR	2.53%

C000249711
Shareholder Report [Line Items]
Fund Name	Macquarie Focused Large Growth ETF
Trading Symbol	LRGG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Focused Large Growth ETF (Fund) for the period of May 14, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET
Additional Information Phone Number	844 469-9911
Additional Information Website	macquarie.com/mam/etf-literature
Expenses [Text Block]

What were the Fund's costs for May 14, 2024, (inception of Fund) through March 31, 2025?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
LRGG	$40	0.44%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2025. Expenses would be higher if the Fund had been in operation for the last 12 months.
Footnote^	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.44%
Performance Inception Date	May 14, 2024
AssetsNet	$ 114,983,290
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 105,573
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of March 31, 2025)
Fund net assets	$114,983,290
Total number of portfolio holdings	22
Total advisory fees paid	$105,573
Portfolio turnover rate	7%

Holdings [Text Block]	Sector allocation
Information Technology	42.85%
Financials	16.80%
Consumer Discretionary	12.22%
Healthcare	7.03%
Communication Services	5.67%
Real Estate	5.36%
Industrials	4.69%
Consumer Staples	3.62%

Largest Holdings [Text Block]

Top 10 equity holdings

Microsoft Corp.	12.18%
NVIDIA Corp.	9.03%
Apple, Inc.	7.72%
Amazon.com, Inc.	7.16%
Alphabet, Inc., Class C	5.67%
Visa, Inc., Class A	4.79%
Waste Connections, Inc.	4.69%
UnitedHealth Group, Inc.	4.42%
Intercontinental Exchange, Inc.	4.39%
Motorola Solutions, Inc.	4.16%

C000245546
Shareholder Report [Line Items]
Fund Name	Macquarie Global Listed Infrastructure ETF
Trading Symbol	BILD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Global Listed Infrastructure ETF (Fund) for the period of April 1, 2024, to March 31, 2025
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Macquarie Global Listed Infrastructure ETF (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	844 469-9911
Additional Information Email	macquarie.com/mam/etf-literature
Expenses [Text Block]

What were the Fund's costs for the last 12 months?

(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BILD	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Line Graph [Table Text Block]
	Macquarie Global Listed Infrastructure ETF — $10,592	MSCI World Index (net) — $12,275	S&P Global Infrastructure Index (net) — $12,452
11-28-23	10000	10,000	10,000
12-31-23	10430	10,532	10,456
3-31-24	10197	11,468	10,574
6-30-24	9955	11,769	10,820
9-30-24	11428	12,518	12,247
12-31-24	10149	12,499	11,926
3-31-25	10592	12,275	12,452

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 Year	Since Inception (11/28/23)
Macquarie Global Listed Infrastructure ETF
Net asset value	3.88%	4.39%
MSCI World Index (net)	7.04%	16.53%
S&P Global Infrastructure Index (net)	17.76%	17.78%

Performance Inception Date	Nov. 28, 2023
AssetsNet	$ 4,973,707
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 24,965
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of March 31, 2025)
Fund net assets	$4,973,707
Total number of portfolio holdings	44
Total advisory fees paid	$24,965
Portfolio turnover rate	75%

Holdings [Text Block]

Country allocation

United States of America	36.66%
United Kingdom	11.88%
Spain	11.58%
Italy	9.78%
Canada	7.89%
New Zealand	3.63%
Australia	3.00%
France	2.80%
Hong Kong	2.21%
Mexico	1.97%

Sector allocation

Electric Utility	27.33%
Airports	17.46%
Energy Infrastructure	15.56%
Water	9.36%
Electricity & Gas Distribution	8.30%
Toll Roads	6.21%
Communications Infrastructure	5.37%
Electricity Transmission	3.74%
Electricity Generation	1.91%
Seaports	1.62%

Largest Holdings [Text Block]

Top 10 equity holdings

Enbridge, Inc.	6.13%
National Grid plc	5.59%
Auckland International Airport Ltd.	3.63%
NextEra Energy, Inc.	3.63%
United Utilities Group plc	3.63%
Enav SpA 144A	3.48%
Exelon Corp.	3.42%
Cellnex Telecom SA 144A	3.18%
American Electric Power Co., Inc.	3.10%
Essential Utilities, Inc.	3.07%

Material Fund Change [Text Block]

Material Fund changes

This is a summary of certain changes to the Fund since the beginning of the reporting period.

Effective December 30, 2024, the Fund removed the concept of sustainable investing from the Fund's investment objective and 80% investment policy.

The Fund now defines listed infrastructure companies as publicly traded companies engaged in the development, operation and/or management of infrastructure assets. Infrastructure assets include, but are not limited to utilities, transportation infrastructure, energy infrastructure, and communications infrastructure.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 29, 2025, at macquarie.com/mam/etf-literature or upon request at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

C000256891
Shareholder Report [Line Items]
Fund Name	Macquarie National High-Yield Municipal Bond ETF
Trading Symbol	HTAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie National High-Yield Municipal Bond ETF (Fund) for the period of March 5, 2025, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET
Additional Information Phone Number	844 469-9911
Additional Information Website	macquarie.com/mam/etf-literature
Expenses [Text Block]

What were the Fund's costs for March 5, 2025, (inception of Fund) through March 31, 2025?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
HTAX	$3	0.49%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2025. Expenses would be higher if the Fund had been in operation for the last 12 months.
Footnote^	Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.49%
AssetsNet	$ 6,171,601
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,084
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of March 31, 2025)
Fund net assets	$6,171,601
Total number of portfolio holdings	32
Total advisory fees paid	$2,084
Portfolio turnover rate	14%

Holdings [Text Block]

Sector allocation

Healthcare Revenue Bonds	24.05%
Industrial Development Revenue Bonds	21.59%
Education Revenue Bonds	16.80%
Transportation Revenue Bonds	9.99%
Special Tax Revenue Bonds	8.25%
State General Obligation Revenue Bonds	4.95%
Leasing Revenue Bonds	3.38%
Utility Revenue Bonds	3.24%
Local General Obligation Revenue Bonds	3.10%
Building Revenue Bonds	2.70%

Largest Holdings [Text Block]	State/territory allocation
Puerto Rico	15.90%
California	13.72%
Arizona	8.13%
New York	6.62%
Florida	6.29%
Ohio	5.72%
Alabama	4.22%
Texas	3.61%
Iowa	3.38%
New Jersey	3.38%

C000245548
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free USA Short Term ETF
Trading Symbol	STAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Tax-Free USA Short Term ETF (Fund) for the period of April 1, 2024, to March 31, 2025
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Macquarie Tax-Free USA Short Term ETF (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	844 469-9911
Additional Information Email	macquarie.com/mam/etf-literature
Expenses [Text Block]

What were the Fund's costs for the last 12 months?

(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STAX	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Line Graph [Table Text Block]
	Macquarie Tax-Free USA Short Term ETF — $10,512	Bloomberg Municipal Bond Index — $10,418	Bloomberg Municipal Short (1-5 Year) Index — $10,446
11-28-23	10000	10,000	10,000
12-31-23	10164	10,332	10,133
3-31-24	10156	10,292	10,114
6-30-24	10184	10,290	10,149
9-30-24	10419	10,569	10,384
12-31-24	10420	10,441	10,343
3-31-25	10512	10,418	10,446

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 Year	Since Inception (11/28/23)
Macquarie Tax-Free USA Short Term ETF
Net asset value	3.50%	3.79%
Bloomberg Municipal Bond Index	1.22%	3.10%
Bloomberg Municipal Short (1-5 Year) Index	3.29%	3.31%

Performance Inception Date	Nov. 28, 2023
AssetsNet	$ 6,301,028
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 15,957
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of March 31, 2025)
Fund net assets	$6,301,028
Total number of portfolio holdings	40
Total advisory fees paid	$15,957
Portfolio turnover rate	43%

Holdings [Text Block]

Sector allocation

Healthcare Revenue Bonds	24.54%
Transportation Revenue Bonds	13.57%
Education Revenue Bonds	11.31%
Water & Sewer Revenue Bonds	10.86%
State General Obligation Revenue Bonds	10.55%
Electric Revenue Bonds	9.14%
Leasing Revenue Bonds	5.69%
Special Tax Revenue Bonds	5.66%
Industrial Development Revenue Bonds	3.67%
Housing Revenue Bonds	2.72%
Local General Obligation Revenue Bonds	2.15%

Largest Holdings [Text Block]	State/territory allocation
Colorado	13.79%
Pennsylvania	13.30%
New York	12.19%
Minnesota	9.69%
California	6.14%
Texas	5.33%
Arizona	4.26%
Oregon	4.05%
Illinois	3.84%
New Jersey	3.81%

Material Fund Change [Text Block]

Material Fund changes

This is a summary of certain changes to the Fund since the beginning of the reporting period.

On March 25, 2025, the Fund removed the sustainability restrictions from its principal investment strategy.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 29, 2025, at macquarie.com/mam/etf-literature or upon request at 844 469-9911, weekdays from 9:00am to 5:00pm ET.